UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2011

Date of reporting period:  August 31, 2011

Item 1. Schedule of Investments.

Newgate Global Resources Fund
Schedule of Investments
August 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.99%

Chemical Manufacturing - 22.27%
Agrium, Inc. (a)	2,205	189,542
Albemarle Corp.	2,618	132,759
Ashland, Inc.	2,785	147,633
Celanese Corp Del	3,906	183,621
CF Industries Holdings, Inc.	957	174,959
Dow Chemical Co.	4,528	128,822
EI du Pont de Nemours & Co.	2,760	133,224
LyondellBasell Industries NV (a)	3,530	122,315
Mosaic Co.	2,824	200,870
Westlake Chemical Corp.	1,355	62,262
		1,476,007
Crop Production - 2.62%
Cosan Ltd. (a)	14,891	173,629

Machinery Manufacturing - 9.63%
Cameron International Corp. (b)	2,261	117,482
Caterpillar, Inc.	1,566	142,506
FMC Technologies, Inc. (b)	2,442	108,571
Joy Global, Inc.	1,669	139,279
National Oilwell Varco, Inc.	1,970	130,256
		638,094
Management of Companies and Enterprises - 2.00%
Foster Wheeler AG (a)(b)	5,400	132,570

Merchant Wholesalers, Nondurable Goods - 2.99%
Andersons, Inc.	4,920	197,833

Mining (except Oil and Gas) - 34.69%
Cliffs Natural Resources, Inc.	2,887	239,188
Consol Energy, Inc.	3,385	154,559
Freeport-McMoRan Copper & Gold, Inc.	3,487	164,377
Great Basin Gold Ltd. (a)(b)	100,338	224,757
Kinross Gold Corp. (a)	4,028	69,644
Mechel - ADR	3,480	65,633
New Gold Inc Cda (a)(b)	3,976	53,954
Pacific Rubiales Energy Corp. (a)(a)	3,939	96,896
Patriot Coal Corp. (b)	7,198	106,027
Potash Corp. of Saskatchewan, Inc. - ADR	3,231	187,333
Quadra FNX Mining Ltd. (a)(b)	8,575	113,656
Silver Wheaton Corp. (a)	2,171	86,015
Teck Resources Ltd. (a)	4,034	178,827
Vale SA - ADR	11,437	322,982
Xstrata PLC - ADR	32,117	111,125
Yanzhou Coal Mining Co., Ltd. - ADR	4,288	124,609
		2,299,582
Oil and Gas Extraction - 11.49%
Apache Corp.	1,252	129,043
Hess Corp.	1,986	117,849
Occidental Petroleum Corp.	1,217	105,563
Petroleo Brasileiro SA - ADR	2,222	64,549
Southwestern Energy Co. (b)	3,187	120,947
Ultra Petroleum Corp. (a)(b)	2,969	99,462
Walter Energy, Inc.	1,514	123,754
		761,167
Professional, Scientific, and Technical Services - 3.05%
McDermott International, Inc. (a)(b)	14,061	202,338

Support Activities for Mining - 7.43%
Nabors Industries Ltd (a)(b)	4,159	76,692
Noble Corp. (a)	4,259	143,784
Schlumberger Ltd. (a)	3,481	271,936
		492,412
Water Transportation - 2.82%
DryShips, Inc. (a)(b)	44,764	132,053
General Maritime Corp. (a)	51,877	21,270
Navios Maritime Holdings, Inc. (a)	8,697	33,223
		186,546
TOTAL COMMON STOCKS (Cost $6,763,230)		6,560,178

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 1.59%
Money Market Fund - 1.59%
AIM STIT-Treasury Portfolio	21,021	21,021
Fidelity Institutional Government Portfolio	21,021	21,021
Fidelity Institutional Money Market Portfolio	21,021	21,021
First American Government Obligations Fund	21,021	21,021
First American Treasury Obligations Fund	21,021	21,021
TOTAL SHORT TERM INVESTMENTS (Cost $105,105)		105,105

Total Investments (Cost $6,868,335) - 100.58%		6,665,283
Liabilities in Excess of Other Assets - (0.58)%		(38,560)
TOTAL NET ASSETS - 100.00%		$6,626,723

ADR	American Depository Receipt
(a)	Foreign Issued Security
(b)	Non-income producing security.

The cost basis of investments for federal income tax purposes at August 31, 2011 was as follows*:

Cost of investments	$6,868,335
Gross unrealized appreciation	529,943
Gross unrealized depreciation	(732,995)
Net unrealized depreciation	$(203,052)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at August 31, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Common Stock*	$6,560,178	$-	$-	$6,560,178
Short Term Investments	105,105	-	-	105,105

Total Investments in Securities	$6,665,283	$-	$-	$6,665,283

There were no transfers into and out of Level 1 and 2 during the period ended August 31, 2011.
The Fund did not hold any Level 3 securities during the period.
*For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.
Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)      /s/ Joseph Neuberger
                                                      Joseph Neuberger, President

Date October 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Joseph Neuberger
                                                        Joseph Neuberger, President

Date October 17, 2011

By (Signature and Title)* /s/ John Buckel
                                                   John Buckel, Treasurer

Date October 13, 2011

* Print the name and title of each signing officer under his or her signature.